Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Inventory Disclosure [Abstract]
Raw materials	¥ 126,347		¥ 290,121
Work-in-process	199,153		180,367
Finished goods	170,377		176,364
Inventories	495,877		646,852		$ 69,843
Inventory write-down	¥ 9,290	$ 1,308	¥ 39,431	¥ 16,600